Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Contingency [Line Items]
Effective income tax rate reconciliation, at federal statutory income tax rate, percent	35.00%	35.00%
Deferred tax assets, operating loss carryforwards, domestic	$ 96,967,000
Deferred tax assets, operating loss carryforwards, state and local	93,087,000
Deferred tax assets, operating loss carryforwards, foreign	55,433,000
Deferred tax assets, tax credit carryforwards, alternative minimum tax	16,000
Valuation allowance, deferred tax asset, increase (decrease), amount	27,308,000	$ 8,757,000
Undistributed earnings foreign subsidiaries	3,100,000	8,800,000
Unrecognized tax benefits	$ 0	$ 0
Earliest Tax Year
Income Tax Contingency [Line Items]
Tax year remain open	2009